Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED APRIL 30, 2012

Effective as of June 30, 2012, please make the following change.

Under the heading entitled “Fund Summary Information” in the “Fund Management” sub-section, please delete the Portfolio Manager information for Jonathan E. Gold in its entirety and replace it with the following:

“Tom M. Brakel, Senior Portfolio Manager, has been a portfolio manager of the Fund since July 2012.”

June 27, 2012

Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451226 (6/12)